Valuation and Qualifying Accounts (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		$ 29	$ 54	$ 57
Charged to costs and expenses		18	1	5
Charged to other accounts	[1]	0	0	0
Deductions	[2]	6	26	8
Balance at end of period		41	29	54
Allowances related to accounts receivable
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		26	28	23
Charged to costs and expenses		(2)	1	9
Charged to other accounts	[1]	0	0	0
Deductions	[2]	3	3	4
Balance at end of period		21	26	28
Allowance for deferred taxes
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		3	26	34
Charged to costs and expenses		20	0	(4)
Charged to other accounts	[1]	0	0	0
Deductions	[2]	3	23	4
Balance at end of period		$ 20	$ 3	$ 26

[1]	(a)Primarily related to divestitures and currency translation.
[2]	(b)Represents charges for which allowances were created.